Goodwill	12 Months Ended
Sep. 30, 2023
Disclosure of reconciliation of changes in goodwill [abstract]
GOODWILL
8.
GOODWILL

The goodwill has developed as follows:

Goodwill
October 1, 2020 (Predecessor)	13,024
April 30, 2021 (Predecessor)	13,024

May 1, 2021 (Successor)	1,527,799
Impact of foreign currency translation	28,882
October 1, 2021 (Successor)	1,556,681
Acquisition of Gisela	1,218
Impact of foreign currency translation	116,394
September 30, 2022 (Successor)	1,674,293
Impact of foreign currency translation	(80,376)
September 30, 2023 (Successor)	1,593,917

The following table outlines the goodwill balance allocation into the applicable groups of CGUs:

	Americas	Europe	ASPA	MEAI	Total
As at September 30, 2022	665,998	742,794	187,114	78,387	1,674,293
As at September 30, 2023	612,814	742,915	167,453	70,735	1,593,917

For each of the fiscal periods, the Company completed its annual impairment test and concluded that there was no impairment during the periods presented.

For purposes of impairment testing the carrying amounts of the groups of CGUs have been compared to their respective value in use as of September 30, 2023 and September 30, 2022.

For all impairment tests, the value in use was determined using a discounted cash flow model. The following key assumptions have been used:

	Successor
	September 30, 2023
	Americas	Europe	ASPA	MEAI

Terminal Growth Rate	1.5%	1.5%	1.5%	1.5%
Avg. EBITDA Margin rate (2024-2028)	33.7%	28.9%	27.1%	27.1%
Pre-tax discount rate	15.3%	14.7%	21.4%	22.2%
Avg. Revenue growth rate (2024-2028)	15.4%	17.0%	30.4%	30.1%
Avg. CapEx investments (2024-2028)	44,526	35,361	9,333	4,965

	Successor
	September 30, 2022
	Americas	Europe	ASPA	MEAI
Terminal Growth Rate	1.5%	1.5%	1.5%	1.5%
Avg. EBITDA Margin rate (2023-2027)	30.8%	32.6%	30.2%	20.3%
Pre-tax discount rate	13.5%	15.2%	20.1%	21.0%
Avg. Revenue growth rate (2023-2027)	12.6%	15.7%	34.2%	35.2%
Avg. CapEx investments (2023-2027)	39,879	32,206	8,912	4,818

The discount rate is based on a risk-free rate, an equity risk premium adjusted for betas of comparable publicly traded companies, a market risk premium, country risk premium, and a cost of debt based on comparable corporate bond yields and the capital structure of the Company’s peer group.

As of the year ended September 30, 2023 and 2022, the excess of value in use over carrying amount was sufficient to conclude there were no reasonably likely changes in the assumptions used that would lead to an impairment in any of the CGU groups.